UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.7%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
CONSUMER DISCRETIONARY - 13.1%
   GameStop, Cl A * .................................     20,957   $    845,615
   International Game Technology ....................     15,204        537,005
   Limited Brands ...................................     19,413        468,824
   Scientific Games, Cl A * .........................     13,893        476,669
   Weight Watchers International ....................      9,578        464,725
                                                                   ------------
                                                                      2,792,838
                                                                   ------------
CONSUMER STAPLES - 5.5%
   BJ's Wholesale Club * ............................     19,467        661,099
   Herbalife ........................................     12,362        506,595
                                                                   ------------
                                                                      1,167,694
                                                                   ------------
ENERGY - 9.4%
   BJ Services ......................................     29,173        762,874
   Consol Energy ....................................     13,125        546,656
   Noble ............................................      6,722        688,736
                                                                   ------------
                                                                      1,998,266
                                                                   ------------
FINANCIALS - 9.3%
   Mercury General ..................................     11,141        576,881
   Synovus Financial ................................     18,614        520,448
   TCF Financial ....................................     20,670        508,275
   TD Ameritrade Holding * ..........................     22,613        383,290
                                                                   ------------
                                                                      1,988,894
                                                                   ------------
HEALTH CARE - 14.4%
   Barr Pharmaceuticals * ...........................      8,422        431,375
   Endo Pharmaceuticals Holdings * ..................     16,766        570,212
   Patterson * ......................................     18,335        657,676
   Pediatrix Medical Group * ........................      9,217        497,349
   Pharmaceutical Product Development ...............     17,959        601,627
   Universal Health Services, Cl B ..................      6,122        321,038
                                                                   ------------
                                                                      3,079,277
                                                                   ------------
INDUSTRIALS - 15.0%
   Allied Waste Industries * ........................     42,830        551,222
   American Commercial Lines * ......................     18,262        404,503

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
INDUSTRIALS - CONTINUED
   Dover ............................................     10,482   $    534,582
   MSC Industrial Direct, Cl A ......................     15,271        767,979
   Ryder System .....................................      9,982        542,721
   Steelcase, Cl A ..................................     22,511        391,917
                                                                   ------------
                                                                      3,192,924
                                                                   ------------
INFORMATION TECHNOLOGY - 19.6%
   Analog Devices ...................................     17,956        636,540
   Ansys * ..........................................     24,790        645,532
   Harris ...........................................     16,163        887,025
   Kla-Tencor .......................................     13,430        762,690
   Parametric Technology * ..........................     32,101        565,941
   SanDisk * ........................................     12,457        668,069
                                                                   ------------
                                                                      4,165,797
                                                                   ------------
MATERIALS - 8.1%
   Cabot ............................................     11,408        460,655
   International Flavors & Fragrances ...............     15,576        780,513
   Nalco Holding ....................................     20,975        483,264
                                                                   ------------
                                                                      1,724,432
                                                                   ------------
UTILITIES - 2.3%
   Covanta Holding * ................................     21,652        491,067
                                                                   ------------

   TOTAL COMMON STOCK
      (Cost $19,731,050) ............................                20,601,189
                                                                   ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.7%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 4.990% (A) ....................    856,731        856,731

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                               MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                        --------   ------------
   HighMark U.S. Government Money Market Fund,
     Fiduciary Class, 4.930% (A) ....................    560,307   $    560,307
                                                                   ------------

   TOTAL SHORT-TERM INVESTMENTS
      (Cost $1,417,038) .............................                 1,417,038
                                                                   ------------

   TOTAL INVESTMENTS - 103.4%
      (Cost $21,148,088) + ..........................              $ 22,018,227
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $21,299,156.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
CL - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $21,148,088, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,628,149 AND $(758,010), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

RHJ-QH-003-0700

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.8%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------   -----------
CONSUMER DISCRETIONARY - 14.7%
   Citi Trends * ....................................       31,400   $ 1,033,060
   DeVry ............................................       34,100     1,104,840
   Iconix Brand Group * .............................       96,200     1,902,836
   LKQ * ............................................       72,200     2,052,646
   Quiksilver * .....................................       87,400     1,121,342
   Skechers U.S.A., Cl A * ..........................       29,700       617,463
   Sonic Automotive, Cl A ...........................       58,200     1,594,680
                                                                     -----------
                                                                       9,426,867
                                                                     -----------
CONSUMER STAPLES - 7.1%
   Chiquita Brands International ....................      103,800     1,822,728
   Hain Celestial Group * ...........................       62,600     1,695,834
   Pantry * .........................................       30,500     1,062,620
                                                                     -----------
                                                                       4,581,182
                                                                     -----------
ENERGY - 4.3%
   Hanover Compressor * .............................       53,800     1,282,054
   Tetra Technologies * .............................       53,200     1,479,492
                                                                     -----------
                                                                       2,761,546
                                                                     -----------
FINANCIALS - 4.9%
   IPC Holdings .....................................       47,400     1,175,994
   Mercury General ..................................       21,400     1,108,092
   TradeStation Group * .............................       82,800       875,196
                                                                     -----------
                                                                       3,159,282
                                                                     -----------
HEALTH CARE - 15.0%
   Analogic .........................................       11,500       763,485
   Healthways * .....................................       38,200     1,669,340
   PerkinElmer ......................................       50,800     1,413,764
   Pharmaceutical Product Development ...............       48,000     1,608,000
   Sirona Dental Systems * ..........................       45,300     1,601,808
   SurModics * ......................................       39,100     1,793,517
   Universal Health Services, Cl B ..................       14,500       760,380
                                                                     -----------
                                                                       9,610,294
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------   -----------
INDUSTRIALS - 17.8%
   AAR * ............................................       68,100   $ 2,031,423
   Actuant, Cl A ....................................       22,900     1,396,442
   Allied Waste Industries * ........................       82,200     1,057,914
   Bucyrus International, Cl A ......................       18,300     1,163,148
   Dollar Thrifty Automotive Group * ................       34,300     1,266,356
   EnerSys * ........................................       76,200     1,379,220
   Innerworkings * ..................................       42,400       566,040
   Triumph Group ....................................       22,690     1,729,205
   Watsco ...........................................       16,400       818,524
                                                                     -----------
                                                                      11,408,272
                                                                     -----------
INFORMATION TECHNOLOGY - 28.7%
   Acacia Research - Acacia Technologies * ..........       47,900       615,994
   ACI Worldwide * ..................................       31,100       949,483
   Ansys * ..........................................       64,000     1,666,560
   Aspen Technology * ...............................      114,200     1,416,080
   Cogent * .........................................       68,800       915,728
   Coherent * .......................................       34,300       992,985
   Daktronics .......................................       68,319     1,452,462
   Epicor Software * ................................      116,100     1,516,266
   j2 Global Communications * .......................       55,200     1,801,728
   Kenexa * .........................................       51,300     1,835,514
   Micros Systems * .................................       21,300     1,134,864
   Microsemi * ......................................       58,600     1,365,966
   Parametric Technology * ..........................       85,500     1,507,365
   Wright Express * .................................       34,800     1,185,288
                                                                     -----------
                                                                      18,356,283
                                                                     -----------
MATERIALS - 4.3%
   International Flavors & Fragrances ...............       33,800     1,693,718
   Valspar ..........................................       37,400     1,031,866
                                                                     -----------
                                                                       2,725,584
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $57,646,940) ............................                 62,029,310
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                         SMALL/MID CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 3.5%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ----------   -----------
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 4.990% (A)
         (Cost $2,230,562) ..........................    2,230,562   $ 2,230,562
                                                                     -----------

   TOTAL INVESTMENTS - 100.3%
      (Cost $59,877,502) + ..........................                $64,259,872
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $64,047,281.

*     NON-INCOME PRODUCING SECURITY.
(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
CL - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $59,877,502, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,331,045 AND $(2,948,675), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

RHJ-QH-002-0700

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.9%
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY - 16.4%
   AFC Enterprises * .............................        145,800   $  2,284,686
   Animal Health International * .................        222,200      2,501,972
   California Pizza Kitchen * ....................         80,800      1,533,584
   Conn's * ......................................        150,000      3,805,500
   Cybex International * .........................        242,300      1,419,878
   Global Traffic Network * ......................        102,666        719,689
   HOT Topic * ...................................        249,100      2,241,900
   Kona Grill * ..................................         96,800      1,929,224
   McCormick & Schmick's Seafood Restaurants * ...        108,500      2,645,230
   Monarch Casino & Resort * .....................        116,600      3,298,614
   Morton's Restaurant Group * ...................        141,294      2,553,183
   Peet's Coffee & Tea * .........................         83,200      1,995,968
   Rocky Brands * ................................        144,472      1,680,209
   Rubio's Restaurants * .........................        134,900      1,369,235
   Ruth's Chris Steak House * ....................         84,600      1,414,512
   Spartan Motors ................................        177,900      2,172,159
                                                                    ------------
                                                                      33,565,543
                                                                    ------------
CONSUMER STAPLES - 1.0%
   Darling International * .......................        243,700      2,044,643
                                                                    ------------

ENERGY - 8.2%
   Bronco Drilling * .............................        242,400      3,514,800
   Edge Petroleum * ..............................        282,722      3,508,580
   Furmanite * ...................................         20,305        158,379
   Petroquest Energy * ...........................        416,800      5,214,168
   T-3 Energy Services * .........................        124,782      4,328,688
                                                                    ------------
                                                                      16,724,615
                                                                    ------------
FINANCIALS - 6.4%
   Bancorp * .....................................        168,100      3,106,488
   Columbia Bancorp ..............................         42,772        802,830
   eHealth * .....................................        116,900      2,293,578
   JMP Group * ...................................        193,045      1,687,213

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
FINANCIALS - CONTINUED
   Nara Bancorp ..................................        136,800   $  2,019,168
   Nexity Financial * ............................         84,000        740,040
   Superior Bancorp * ............................        184,125      1,587,158
   Trico Bancshares ..............................         40,400        816,888
                                                                    ------------
                                                                      13,053,363
                                                                    ------------
HEALTH CARE - 14.8%
   Air Methods * .................................        107,300      4,088,130
   Akorn * .......................................        570,477      3,867,834
   Emergent Biosolutions * .......................        383,686      3,564,443
   IRIS International * ..........................        155,100      2,467,641
   Matrixx Initiatives * .........................         84,000      1,805,160
   Monogram Biosciences * ........................        543,400        902,044
   Natus Medical * ...............................        244,700      3,734,122
   NovaMed * .....................................        266,500      1,420,445
   Obagi Medical Products * ......................         16,809        284,576
   Providence Service * ..........................         91,000      2,390,570
   Skilled Healthcare Group, Cl A * ..............        142,500      1,979,325
   Spectranetics * ...............................        285,800      3,718,258
                                                                    ------------
                                                                      30,222,548
                                                                    ------------
INDUSTRIALS - 19.7%
   American Ecology ..............................         71,900      1,465,322
   Celadon Group * ...............................        176,200      2,653,572
   Columbus McKinnon * ...........................         94,600      2,426,490
   DXP Enterprises * .............................         44,940      1,457,853
   First Consulting Group * ......................        208,200      1,892,538
   FirstService * ................................         43,500      1,423,320
   Flanders * ....................................        307,659      1,781,346
   Healthcare Services Group .....................         94,100      2,608,452
   Home Solutions of America * ...................        455,500      2,154,515
   Houston Wire & Cable ..........................         83,000      2,138,910
   Ladish * ......................................         78,600      3,811,314
   Limco-Piedmont * ..............................        156,000      1,895,400
   Liquidity Services * ..........................        116,800      1,805,728

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
INDUSTRIALS - CONTINUED
   On Assignment * ...............................        260,600   $  2,613,818
   PeopleSupport * ...............................        188,700      1,751,136
   Standard Parking * ............................         72,000      2,278,800
   Team * ........................................         88,600      4,165,086
   Vocus * .......................................         64,900      1,823,041
                                                                    ------------
                                                                      40,146,641
                                                                    ------------
INFORMATION TECHNOLOGY - 27.2%
   Acacia Research - Acacia Technologies * .......        151,900      1,953,434
   Aladdin Knowledge Systems * ...................        105,300      2,318,706
   Aviza Technology * ............................         74,805        344,103
   Bankrate * ....................................         33,200      1,489,020
   Cbeyond * .....................................         68,200      2,412,234
   ChipMOS Technologies * ........................        251,600      1,753,652
   Comtech Group * ...............................        126,784      1,802,868
   Globecomm Systems * ...........................        237,900      2,926,170
   HMS Holdings * ................................         93,400      1,777,402
   InterVoice * ..................................        343,600      2,735,056
   Iona Technologies ADR * .......................        215,123        860,492
   Ipass * .......................................        397,300      1,887,175
   JDA Software Group * ..........................         90,800      2,052,988
   LoopNet * .....................................        102,100      2,111,428
   Mattson Technology * ..........................        120,762      1,202,790
   Measurement Specialties * .....................         98,600      2,170,186
   NIC ...........................................        372,100      2,481,907
   Phase Forward * ...............................         58,200      1,000,458
   Radiant Systems * .............................        181,100      2,517,290
   Seachange International * .....................        309,241      2,158,502
   Secure Computing * ............................        293,600      2,319,440
   Stratasys * ...................................         48,100      2,116,881
   SupportSoft * .................................        121,534        670,868
   TheStreet.com .................................        185,000      2,055,350
   Tyler Technologies * ..........................        184,300      2,217,129
   Unica * .......................................        212,369      2,486,841

THE ADVISORS' INNER CIRCLE FUND                                  RICE HALL JAMES
                                                             MICRO CAP PORTFOLIO
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                        ---------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Visual Sciences * .............................        145,800   $  2,480,058
   Website Pros * ................................        176,900      1,717,699
   Wireless Ronin Technologies * .................        190,400      1,586,032
                                                                    ------------
                                                                      55,606,159
                                                                    ------------
UTILITIES - 1.2%
   Consolidated Water ............................         86,800      2,512,860
                                                                    ------------

   TOTAL COMMON STOCK
      (Cost $178,984,335) ........................                   193,876,372
                                                                    ------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
--------------------------------------------------------------------------------
INDUSTRIALS - 0.1%
   FirstService *
      (Cost $57,230) .............................          8,700        197,925
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
     Fiduciary Class, 4.990% (A)
      (Cost $5,632,158) ..........................      5,632,158      5,632,158
                                                                    ------------

   TOTAL INVESTMENTS - 97.8%
      (Cost $184,673,723) + ......................                  $199,706,455
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $204,197,095.

*     NON-INCOME PRODUCING SECURITY.
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007. ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $184,673,723, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,595,077 AND $(13,562,345), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

RHJ-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.